Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,305	$ 13,060	$ 3,610
Restricted cash	766	3,459	1,153
Accounts receivable	33,279	65,720	28,257
Accounts receivable from related parties			490
Receivable from Mobile Virtual Network Operator ("MVNO") franchisees	3,437	3,514	4,319
Inventories	14,119	17,031	12,682
Deferred cost of revenues	730	507	969
Prepaid expenses and other current assets	35,161	16,240	6,599
Total current assets	88,797	119,531	58,079
Non-current assets:
Property and equipment, net	1,167	1,362	1,488
Intangible assets, net	20,542	20,004	15,498
Goodwill	727	736	693
Long-term investment	11,662
Deferred tax assets	1,201	1,463	1,054
Deferred cost of revenues	3,875	2,642	689
Other non-current assets	5,656	2,994	529
Total non-current assets	44,830	29,201	19,951
Total assets	133,627	148,732	78,030
Current liabilities:
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries)	11,658	49,690	22,691
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries)	19,007	12,163	7,634
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiary)	6,307	3,623
Deferred revenues (including deferred revenues of the Consolidated VIEs without recourse to the primary beneficiaries)	6,717	7,960	11,995
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiary)	361	1,232	216
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries)	11,653	12,648	6,306
Long-term bank borrowings - current portion (including long-term bank borrowings - current portion of the Consolidated VIEs without recourse to the primary beneficiary)	6,532	5,432	1,381
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)			264
Total current liabilities	62,235	92,748	50,487
Non-current liabilities:
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiary)	3,091	2,121	1,755
Warrant liabilities (including warrant liabilities grants of the Consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2016 and 2017, respectively)			1,344
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries)	4,050	3,555	2,170
Deferred revenues (including deferred revenues of the Consolidated VIEs without recourse to the primary beneficiary)	4,277	1,346	2,428
Long-term bank payable (including long-term payable of the Consolidated VIEs without recourse to the primary beneficiary)	5,563		4,491
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiary)	1,933	1,957	1,844
Total non-current liabilities	18,603	8,979	14,032
Total liabilities	80,838	101,727	64,519
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity			68,862
Shareholders' equity:
Ordinary shares (no par value; unlimited shares authorized; 4,224,725 shares and 30,804,635 shares issued and outstanding as of December 31, 2016 and 2017, respectively)
Additional paid-in capital	124,058	120,642	1,178
Statutory reserve	2,156	1,898	1,898
Accumulated deficit	(71,482)	(74,231)	(54,706)
Accumulated other comprehensive (loss) income	(1,494)	(507)	(2,626)
Total Borqs Technologies, Inc. shareholder's equity	53,238	47,802	(54,256)
Noncontrolling interest	(449)	(797)	(1,095)
Total shareholders' equity	52,789	47,005	(55,351)
Total liabilities and shareholders' equity	$ 133,627	148,732	78,030
Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			11,970
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			26,126
Series C convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			21,069
Series D convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity			9,697
Series E convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity